Expenses by category (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Operating expenses	SFr 23,822	SFr 18,767	SFr 10,763
Payroll expenses	8,552	6,450	5,879
Share-based compensation	289	557	407
Total research and development expenses	32,663	25,774	17,049
General and Administration [Abstract]
Operating expenses	3,857	3,168	1,377
Payroll expenses	4,984	3,969	1,908
Share-based compensation	1,290	759	132
Total general and administrative expenses	10,131	7,896	3,417
Financial Result, net [Abstract]
Interest income/ (expense)	184	36	55
Foreign currency remeasurement gain/(loss), net	(4,049)	3,443	1,598
Other finance income/(expense)	(7)	(119)	(7)
Finance result, net	SFr (3,872)	SFr 3,360	SFr 1,646